Organization and Principal Activities (Details)	Jun. 14, 2023	May 18, 2023
Reservoir Energy Link Berhad [Member]
Disclosure of subsidiaries [line items]
Equity interest percentage		51.00%
Mr. Lee Seng Chi [Member]
Disclosure of subsidiaries [line items]
Equity interest percentage		49.00%
Founder Energy Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Equity interest percentage	100.00%